Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt
Note 9 — Long-Term Debt

Long-term debt consisted of the following:

___________________	September 30, 2014	December 31, 2013

Note payable for research and development equipment. The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months. The note carries a 0% interest.	208,542	256,727
Unamortized discount related to imputing accrued interest based on a 12% discount rate and is reflected as a reduction in the principal.	(52,725)	(71,701)
Note payable for which the principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	59,353	84,790
Convertible, Senior Secured Notes payable. The principal is due June 3, 2017 and no principal payments are required. The notes carry a 5% interest, payable upon the note’s maturity. Both the interest plus accrued interest is convertible to shares of the Company’s common shares at $2.25, subject to adjustment. The notes are secured by a first security interest in all the assets of the Company. Most of the notes are held by existing stockholders of the Company.	2,400,000	—
Unamortized debt discount related to derivative liability associated with above notes’ conversion price that is subject to adjustment in the event of subsequent equity sales at a lower purchase price (subject to certain exceptions). Upon issuance on June 3, 2014 the discount was $1,938,988. As of September 30, 2014 a net of $275,214 of the discount was recognized as interest expense and $214,536 was reversed due to conversions of the notes into shares of common stock.	(1,449,237)	—

	$1,165,933	$269,816
Less: Amount Due Within One Year – net of Discounts	(98,106)	(99,320)

Amount Due After One Year	$1,067,827	$170,496

The calendar year aggregate maturities for all long-term borrowings exclusive of Discounts as of September 30, 2014 are as follows:

Total Aggregate Maturity For Period	Amounts

2015	$123,408
2016	144,488
2017	2,400,000
Total Required Principal Payments Exclusive of Debt Discounts	2,667,896
Total Unamortized Debt Discounts	(1,501,963)

Net Long-Term Borrowings	1,165,933
Net Amounts Due Within One Year	(98,106)
Net Long Term Debt	$1,067,827

On June 3, 2014, we entered into and closed a securities purchase agreement (the “June 2014 Purchase Agreement”) with various accredited investors (the “June 2014 Investors”) pursuant to which we issued and sold to the June 2014 Investors a total of $3,000,000 principal amount of 5% Senior Secured Convertible Notes (the “June 2014 Notes”). The Company granted the June 2014 Investors a first priority security interest in all of the present and future assets of the Company and its subsidiaries, including the equity interests of its subsidiaries. There are no scheduled payments on the June 2014 Notes, which are due on June 3, 2017, prior to maturity. Interest on the June 2014 Notes accrues at the rate of 5% per year, compounded annually, and is payable at maturity in cash, or (provided certain conditions are met) in shares of common stock valued at the then effective conversion price. The June 2014 Notes are convertible into common stock at an initial conversion price of $2.25 per share, subject to adjustment in the event of stock splits, stock dividends, and similar transactions, and in the event of subsequent sales of common stock or securities convertible or exercisable for common stock, at a price per share lower than the then effective conversion price, subject to certain exceptions. The Company is not permitted to prepay any portion of the principal amount of the June 2014 Notes without the prior written consent of the June 2014 Investors unless certain conditions are met.

Pursuant to a registration rights agreement, dated June 3, 2014, between the Company and the June 2014 Investors, the Company agreed to file a registration statement, relating to the resale of common stock issuable upon conversion of the June 2014 Notes and payable as interest on the June 2014 Notes. The Company filed such registration statement on July 2, 2014, and the registration statement was declared effective by the Securities and Exchange Commission on July 10, 2014.

For the three month period ending September 30, 2014, a total of $600,000 of the June 2014 Notes were converted into 266,667 shares of common stock.

Note 19 — Long-Term Debt

Long-term debt consisted of the following at December 31:

	December 31, 2013	December 31, 2012

Note payable to an officer of the Company. The principal was not subject to a fixed repayment schedule, bore interest at 8% per annum and was secured by all of the assets of the Company	$—	$209,208
Note payable to an officer of the Company. The principal and interest was subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bore interest at 12% per annum and was secured by a subordinated position in all the assets of the Company.	—	225,719
Note payable for research and development equipment. The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	256,727	396,004
The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal.	(71,701)	(97,003)
Convertible, Senior Secured Term Debt. The principal was to be repaid over 15 months, with equal payments of principal beginning on October 15, 2012. The Company did not make any of the required principal payments and was in default. The loan bore interest at 13.5%, per annum, which was payable monthly on the 15th of each month. The loan was secured by a first security position in all the Intellectual Property assets of the Company and a security interest in all of the other assets of the Company that was subordinate only to the security interest that secures the Company’s working capital loan.
	—	619,122
Long-term secured deferred trade payable for which the principal and interest was subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013. The deferred trade payable bears interest at 12% per annum and was secured by a subordinated position in all the assets of the Company.	—	1,320,643
Note payable for which the principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	84,790	101,748
	$269,816	$2,775,441
Less: Amount Due Within One Year	(99,320)	(1,060,188)
Amount Due After One Year	$170,496	$1,715,253

The aggregate maturities reflect future cash principle payments exclusive of non-cash amortization discount for all long-term borrowings as of December 31, 2013 are as follows:

2014	2015	2016	2017	Thereafter	Total

$99,320	$100,064	$70,432	$—	$—	$269,816

In connection with the sale of the TDG Assets, certain of the Company’s lenders entered into Loan Modification and Consent agreements pursuant to which each consented to the sale, as required by the loan agreements between the Company and each such lender, and released their security interests in the TDG Assets sold. Pursuant to a Loan Modification and Consent Agreement regarding the Company’s Convertible, Senior Secured Term Debt Loan, which was in default at the time of the sale, the Company paid this Senior Lender $4,450,000 in reduction of the obligations of the Company to the Senior Lender. The obligation of the Company to repay the remaining amount due to the Convertible Senior Secured Term Debt Lender, $619,122 was represented by a new note in that amount. This new note carried an interest rate of 13.5%, to be paid monthly. The principal amount of the note was to be repaid over 15 months, with equal principal payments commencing on October 15, 2012. The Company did not make any of its required principal payments. The note plus accrued interest was repaid in full on August 5, 2013.

Pursuant to its original transaction with the holder of the Senior Secured Term Debt, the Company issued to that lender warrants to purchase up to 533,333 shares of common stock (the “Warrants”), at an exercise price of $7.47 per share, exercisable at any time prior to December 23, 2014. The fair value of these Warrants, $1,010,379 was reflected as a discount against the loan amount, but because of the loan’s restructuring and the early repayment of the principal resulting from the TDG Assets sale, the unamortized discount of $636,678 was fully expensed in the second quarter of 2012.

Pursuant to the various other Loan Modification and Consent agreements, each secured term note payable holder agreed to defer further payments on their respective Note Payable due from the Company until July 15, 2013 after which the notes were to be repaid in 24 to 36 equal monthly installments.

On March 27, 2013, and amended thereafter, the Company entered into several debt conversion agreements with the respective holders of $2,374,682 of the long-term debt reflected in table above. Pursuant to the agreements, each lender agreed to convert its outstanding secured promissory note, together with accrued interest thereon into shares of the Company’s common stock, subject to the closing of the Company’s proposed public stock offering, at a conversion price equal to the public offering price. In connection with the closing of the public offering on August 5, 2013, $1,755,570 of these loan amounts plus accrued interest were converted to shares of common stock and warrants and the remainder was repaid.

On March 21, 2013, the Company entered into a Securities Purchase Agreement with Hillair Capital Management L.P. (Hillair), pursuant to which, on March 21, 2013, the Company issued to Hillair a $800,000 16% secured convertible debenture due March 21, 2018. The debenture bore interest at a rate of 16% per year, payable quarterly in cash or shares of common stock at the Company’s option. Commencing on February 1, 2014, the Company was required to redeem a certain amount under the debenture on a periodic basis in an amount equal to $200,000 on each of February 1, 2014, May 1, 2014 and August 1, 2014 and $50,000 on each of August 1, 2015, August 1, 2016, August 1, 2017 and March 21, 2018, until the debenture’s maturity date of March 21, 2018; payable in cash or common stock at our option subject to certain conditions. The debenture was convertible into shares of our common stock at a conversion price of $4.29 per share, subject to certain conversion price adjustments. In connection with the debenture issuance, the Company also issued to Hillair five-year warrants to purchase 186,480 shares of its common stock at an initial exercise price of $4.72 per share, which was subject to exercise price adjustments for only the first six months. Upon the closing of the public offering, the warrant exercise was reduced to $2.25. The warrants were reflected as a derivative liability on the balance sheet and recorded as a discount against the debenture. See Note 17 for further details. Upon the closing of the public offering on August 5, 2013, the debenture principal and accrued interest was repaid along with an early repayment penalty of $160,000, and the warrant exercise was reduced to $2.25.

On July 15, 2013, the Company entered into a Securities Purchase Agreement with Hillair, pursuant to which the Company issued to Hillair a $200,000 senior secured convertible debenture due March 21, 2018, and (ii) a common stock purchase warrant to purchase up to 38,168 shares of our common stock at an initial exercise price of $5.24 per share, which is subject to exercise price adjustments for the first six months. The warrants may be exercised at any time on or after July 15, 2013 until March 21, 2018. The warrants were reflected as a derivative liability on the balance sheet and recorded as a discount against the debenture.  The debenture was convertible into shares of common stock at a conversion price of $5.24 per share, subject to adjustments upon certain events. Interest on the Debenture accrued at the rate of 16% annually and was payable quarterly on February 1, May 1, August 1 and November 1, beginning on August 1, 2013, on any redemption, conversion and at maturity. Interest was payable in cash or at the Company’s option in shares of our common stock, provided certain conditions are met. Commencing on February 1, 2014, the Company would have been obligated to redeem a certain amount under the debenture on a periodic basis in an amount equal to $50,000 on each of February 1, 2014, May 1, 2014 and August 1, 2014 and $12,500 on each of August 1, 2015, August 1, 2016, August 1, 2017 and March 21, 2018, until the debenture’s maturity date of March 21, 2018. Upon the closing of the public offering on August 5, 2013, the debenture principal and accrued interest was repaid along with an early repayment penalty of $40,000, and the warrant exercise was reduced to $2.25.

Upon closing of the debenture transaction, the Company retained Gentry Capital Advisors LLC (Gentry) as a financial advisor and agreed to pay Gentry a fee of $50,000 over a period of 4 months commencing upon the closing. The Company also issued to Gentry five-year warrants to purchase 20,000 shares of common stock at an exercise price of $4.72 per share. The fair value of these warrants upon grant was calculated as $66,603 and was reflected in the deferred debenture issuance costs. In connections with the issuance of the two debentures the Company incurred issuance costs which totaled $257,691, inclusive of the financial advisor’s warrant discussed above. These costs will be amortized on a straight-line basis over the five year life of the debenture.

The Company used cash from the August 5, 2013 offering for the repurchase and cancellation of the two debentures. As a result of the two debt repayments above, the Company incurred a loss on debt extinguishment of $1,272,296 which also includes $240,637 of unamortized capitalized debt issuance costs and $685,965 of unamortized debt discounts which were written-off.